Consolidated Statement of Changes in Equity - AUD ($)	Issued capital [member]	Other reserves [member]	Retained earnings [member]	Total
Balance at Jun. 30, 2020	$ 140,111,073	$ 9,928,571	$ (136,047,037)	$ 13,992,607
IfrsStatementLineItems [Line Items]
Loss for the year			(7,077,619)	(7,077,619)
Other comprehensive income		(37,468)		(37,468)
Total comprehensive loss		(37,468)	(7,077,619)	(7,115,087)
Transactions with owners in their capacity as owners
Contributions of equity, net of transaction costs	11,764,379			11,764,379
Exercise of options/warrants	1,699,522	(973,467)		726,055
Issue of performance rights		622,725		622,725
Options/warrants expired		(49,438)	49,438
Issue of options/warrants		1,542,356		1,542,356
Transactions with owners in their capacity as owners	13,463,901	1,142,176	49,438	14,655,515
Balance at Jun. 30, 2021	153,574,974	11,033,279	(143,075,218)	21,533,035
IfrsStatementLineItems [Line Items]
Loss for the year			(7,130,998)	(7,130,998)
Other comprehensive income		27,864		27,864
Total comprehensive loss		27,864	(7,130,998)	(7,103,134)
Transactions with owners in their capacity as owners
Contributions of equity, net of transaction costs	1,563,662			1,563,662
Issue of performance rights		437,508		437,508
Transactions with owners in their capacity as owners	1,563,662	437,508		2,001,170
Balance at Jun. 30, 2022	155,138,636	11,498,651	(150,206,216)	16,431,071
IfrsStatementLineItems [Line Items]
Loss for the year			(11,750,923)	(11,750,923)
Other comprehensive income		100,589		100,589
Total comprehensive loss		100,589	(11,750,923)	(11,650,334)
Transactions with owners in their capacity as owners
Contributions of equity, net of transaction costs	6,256,339			6,256,339
Issue of performance rights		125,500		125,500
Options/warrants expired		(5,241,452)	5,241,452
Valuation of warrants	(134,956)	134,956
Exercise of performance rights	82,688	(82,688)
Transactions with owners in their capacity as owners	6,204,071	(5,063,684)	5,241,452	6,381,839
Balance at Jun. 30, 2023	$ 161,342,707	$ 6,535,556	$ (156,715,687)	$ 11,162,576